STOCKHOLDERS' EQUITY (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended						83 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013
Class of Stock [Line Items]
General and administrative	$ 1,191	$ 1,238					$ 2,899
Sales and marketing	419	0					419
Stock-based compensation	735	1,992	30	181	34	9
Allocated Share Based Compensation Expense [Member]
Class of Stock [Line Items]
Stock-based compensation	735	1,992					2,980
Allocated Share Based Compensation Expense [Member] | Research and Development Expense [Member]
Class of Stock [Line Items]
Research and development	389	1,241					1,874
Allocated Share Based Compensation Expense [Member] | General and Administrative Expense [Member]
Class of Stock [Line Items]
General and administrative	305	751					1,065
Allocated Share Based Compensation Expense [Member] | Selling and Marketing Expense [Member]
Class of Stock [Line Items]
Sales and marketing	$ 41	$ 0					$ 41